Fair Value (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Equity, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Equity, Level 2 to Level 1 Transfers, Amount	0	0
Nonrecurring [Member]
Assets requiring fair value adjustment	0	0
Liabilities requiring fair value adjustment	$ 0	$ 0